GENERAL	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global technology company that delivers advertising solutions to brands and publishers, providing data-driven execution from high-impact ad formats that capture consumer attention and drive engagement, branded search providing publishers with engagement and monetization solutions and a social programmatic platform.

b.
In March 2016, the Company decided to discontinue the operations of the mobile self-serve side of the business and put out for sale the mobile engagement business, both under the Growmobile business. Certain parts of the mobile marketing platform were redeployed so that it no longer functions as an independent business. In August 2016, the Company completed the sale of mobile engagement business. Accordingly, the statements of income and statements of cash flows, related to the mobile self-serve and mobile engage operations are classified as discontinued operations for the six months ended June 30, 2016. As of December 31, 2016, and June 30, 2017, the carrying amounts of the assets and liabilities discontinued were immaterial.